TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of trade receivables, prepayments and other receivables
Financial assets at amortized cost

Current	As at December 31, 2025	As at December 31, 2024
Cash and cash equivalents	$479,777	$224,994
Restricted cash(1)	17,109	6,494
Trade and other receivables	17,482	11,445
Total	$514,368	$242,933
(1) The Company has cash in separate restricted accounts to comply with environmental matters in Cote d’Ivoire.

Current	As at December 31, 2025	As at December 31, 2024
Trade and other receivables	$17,482	$11,445
VAT receivable	56,803	24,217
Prepayments	42,808	23,771
Total current trade receivables, prepayments, and other receivables	$117,093	$59,433

Non-current	As at December 31, 2025	As at December 31, 2024
VAT receivable	28,798	4,355
Total non-current trade receivables, prepayments, and other receivables	$28,798	$4,355